Commitments and Contingencies - Schedule of Future Minimum Principal Payments Under Note Payable (Detail) - Note Payable $ in Thousands	Dec. 31, 2014 USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 1,023
2016	12,968
2017	14,487
2018	6,522
Total	$ 35,000